Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jan. 31, 2026 USD ($) shares	Jul. 31, 2025	Jan. 31, 2025 USD ($) shares	Jul. 31, 2025
Summary of Significant Accounting Policies [Line Items]
DebtSecuritiesTradingGainLoss (in Dollars)	$ 84,654		$ 1,138,564
Performance obligation (in Dollars)	$ 600,000
Tax benefit	50.00%
Dilutive shares (in Shares) | shares
Number of reporting segment	1			1
Insured by FDIC (in Dollars)	$ 250,000
Deposited in bank (in Dollars)	39,942
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 1,445,120
Customer Concentration Risk [Member] | Four Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			100.00%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	83.00%	100.00%
Customer Concentration Risk [Member] | One Related Party Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.60%	33.30%